Operating leases - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Leases [Abstract]
Operating lease costs	$ 8,713	$ 26,332
Income from sub-leases	(378)	(1,445)
Net operating lease costs	$ 8,335	$ 24,887